DEAR SHAREHOLDER:

We are pleased to enclose the annual report on the operations of ND Tax-Free Fund, Inc. for the year ended December 31, 1996. The municipal bond portfolio and related financial statements are presented within for your review.

Municipal bond prices began the year with a slight upward bias and then declined in the February-March-April time frame. Federal Reserve monetary policy became less accommodative in response to the growth picture in the American economy. Bond prices then moved higher during the second half of 1996, except for late December, when a correction took place.

Shares in the Fund increased during the period from $9.09 to $9.19. During part of the period the Fund utilized a partial hedge to maintain share price stability. Futures contracts in U.S. Treasury Bonds and Municipal Bonds were employed. Hedging provided share price stability as interest rates increased and bond prices declined.

The adviser has invested primarily in high-grade North Dakota tax-exempt bonds(see next page). Management intends to maintain the portfolio quality while diversifying throughout the State. The adviser has been able to select suitable investments from numerous offerings in both the primary and secondary municipal bond markets. Reasonable income and preservation of capital remain as the chief objectives of the Fund.


We invite your personal calls and visits.

                                    Sincerely,


                                    Robert E. Walstad
                                    President

SCHEDULE OF INVESTMENTS  December 31, 1996

NAME OF ISSUER                                        (UNAUDITED)
Percentages represent the market value of each          RATING        COUPON                  PRINCIPAL      MARKET
investment category to total net assets               MOODY'S/S&P      RATE       MATURITY     AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA MUNICIPAL BONDS (97.23%)

FINANCIAL  (7.02%)
ND Municipal Bond Bank                                  A1/NR         6.300%      10/01/15    $  530,000 $     566,427
ND Municipal Bond Bank                                  A1/NR         6.250       10/01/14     4,325,000     4,589,128
ND Building Auth. Lease Rev.                             A/A          5.500       08/15/14     1,300,000     1,278,134
                                                                                                         -------------
                                                                                                         $   6,433,689
                                                                                                         -------------
HEALTH CARE (20.49%)
Bismarck (St. Vincent Nurs. Home) Hlth. Rev.            NR/NR         8.500%      06/01/09    $  175,000 $     184,040
Bismarck (Marillac Manor II) Ret. Facs. Rev.            NR/NR         8.625       02/01/10       675,000       723,148
Bismarck (Marillac Manor) Ret. Facs. Rev.               NR/NR         7.700       02/01/16       250,000       276,313
Burleigh Cty. (St. Vincent Nurs. Home) Rev.             NR/NR         7.000       06/01/19       500,000       556,335
Burleigh Cty. (Missouri Slope Ctr.) Rev. Ref.           NR/NR         7.000       11/01/07       500,000       537,795
Burleigh Cty. (Missouri Slope Care Fdn.) Rev. Ref.      NR/NR         7.250       06/01/12       500,000       539,825
Carrington, Catholic Health Corp. (Ctr.) Rev.           A1/A+         6.250       11/15/15       500,000       529,485
Cass Cty. (St. Lukes Hosp.) Facs. Rev.                  NR/A+         7.500       06/01/06       300,000       313,215
Devils Lake (Lake Region Luth. Home) Rev.               NR/NR         6.500       10/01/13       250,000       262,955
Devils Lake (Catholic Health Corp.) Rev.                A1/A+         6.250       11/15/07     1,125,000     1,202,715
Dickinson, Catholic Health Corp. (St. Josephs) Rev.     A1/A+         7.200       06/01/14     1,015,000     1,057,528
Dickinson (BHS L/T Care) Hlth. Care Facs. Rev.          A1/NR         7.625       02/15/20     1,210,000     1,321,453
Dickinson (BHS L/T Care) Hlth. Care  Facs. Rev.         A1/NR         7.500       02/15/10       600,000       646,782
Fargo (St. Lukes Hosp.) Facs. Ref. Rev.                 NR/A+         6.500       06/01/15     4,000,000     4,243,440
Hazen (Sakakawea Med. Ctr.) Hlth. Care Facs. Rev.       NR/NR         6.750       05/01/16       500,000       516,190
Jamestown (Heritage Center) Cong. Hsg. Rev.             NR/NR         8.500       09/01/06       200,000       221,054
Lisbon (Parkside Luth. Home) Nurs. Home Rev.            NR/NR         7.500       06/01/12       500,000       529,755
Ward Cty. (St. Joseph's Hosp.) Rev.                     NR/BBB-       7.500       11/01/15     1,000,000     1,103,660
Ward Cty. (St. Joseph's Hosp.) Rev.                     NR/BBB-       7.250       11/01/06     1,000,000     1,090,430
Ward Cty. (St. Joseph's Hosp.) Rev.                     NR/BBB-       7.250       11/01/06     1,000,000     1,090,430
Ward Cty. (St. Joseph's Hosp.) Rev.                     NR/BBB-       7.500       11/01/15     1,450,000     1,600,307
Ward Cty. (St. Joseph's Hosp.) Rev.                     NR/BBB-       8.875       11/15/24       200,000       224,900
                                                                                                         -------------
                                                                                                         $  18,771,755
                                                                                                         -------------
HOUSING (25.63%)
Grand Forks Hsg. Auth. (Ryan Hse.) Multifam. Ref.        Aa/NR        6.300%      03/01/22    $  500,000 $     515,230
Morton Cty. Hsg. Auth. Multifam. Hsg. Rev.               NR/NR        6.750       03/01/21       500,000       493,405
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        7.375       07/01/17       535,000       551,125
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        7.850       07/01/01       240,000       255,451
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        8.000       07/01/13       285,000       306,087
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        7.900       07/01/10       160,000       172,224
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        8.050       01/01/24       850,000       907,401
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        7.750       07/01/24       765,000       813,241
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        7.250       07/01/10       325,000       346,229
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        7.300       07/01/24     1,255,000     1,331,103
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        7.000       07/01/23     1,275,000     1,363,357
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        6.800       07/01/23     2,965,000     3,115,059
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        6.700       07/01/13       395,000       413,336
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        6.800       07/01/25     1,540,000     1,608,314
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        5.950       07/01/25     3,190,000     3,105,752
North Dakota (HFA) Single Family Mortgage Program        Aa/A+        6.950       07/01/25     1,995,000     2,116,855
North Dakota (HFA) Finance Program                       Aa/NR        6.750       07/01/25     3,385,000     3,572,698
North Dakota (HFA) Finance Program                       Aa/NR        6.300       01/01/15       950,000       971,613
North Dakota (HFA) Finance Program                       Aa/NR        6.250       07/01/15       165,000       167,079
North Dakota (HFA) Home Mortgage Program                 Aa/NR        6.300       07/01/16       500,000       515,065

North Dakota (HFA) Housing Finance Program               Aa/NR        6.400       01/01/28       300,000       308,205
North Dakota (HFA) Home Mortgage Program                 Aa/NR        6.150       07/01/27       535,000       532,031
                                                                                                         -------------
                                                                                                         $  23,480,860
                                                                                                         -------------
POLLUTION CONTROL (1.77%)
Mercer Cty. (Basin Electric) PCR                           A/A        7.000%      01/01/19    $  990,000 $   1,070,022
Mercer Cty. (Ottertail Power) PCR Ref.                   Aa3/AA-      6.900       02/01/19       500,000       550,865
                                                                                                         -------------
                                                                                                         $   1,620,887
                                                                                                         -------------
REAL ESTATE (8.16%)
Burleigh Cty. (Univ. of Mary) Facs. Rev.                  NR/NR       5.750%      12/01/11    $1,000,000 $     986,480
Burleigh Cty. (Univ. of Mary) Facs. Rev.                  NR/NR       5.875       12/01/15     1,000,000       984,140
Fargo, Park District (Golf Course) Rev.                   NR/NR       7.300       11/01/06       130,000       141,112
Fargo, Park District (Golf Course) Rev.                   NR/NR       7.350       11/01/07       110,000       119,488
Fargo, Park District (Golf Course) Rev.                   NR/NR       7.250       11/01/10       190,000       207,735
Grand Forks Regional Airport Authority Rev.               A/NR        7.500       10/01/09       225,000       237,008
Grand Forks Regional Airport Authority Rev.               A/NR        7.500       10/01/10       240,000       252,809
Grand Forks (Cirrus Proj.) Sales Tax Rev.                 A1/NR       5.900       05/01/17       695,000       692,408
Jamestown (College) Facility Rev.                         NR/NR       6.625       10/01/14       800,000       845,264
ND St. Brd. of Hgr. Ed. (MSU) Student Svcs. Ref.          NR/NR       6.750       08/01/05       755,000       805,464
ND St. Brd. of Hgr. Ed. (MSU) Student Svcs. Ref.          NR/NR       5.500       08/01/13       400,000       398,124
University of ND (G.F.) Lease Financing COP               A/A-        7.300       09/01/10     1,425,000     1,549,801
Wahpeton (Town Centre. Sqr.) Multifam. Hsg. Ref.          NR/NR       8.500       02/01/14       250,000       256,497
                                                                                                         -------------
                                                                                                         $   7,476,330
                                                                                                         -------------
INSURED/GUARANTEED (34.17%)
*Bismarck (MedCenter One) Ref. & Imp. (BIGI)             Aaa/AAA      7.500%      05/01/13    $1,500,000 $   1,637,550
Bismarck (St. Alexius Med. Ctr.) Ref. (AMBAC)            Aaa/AAA      6.900       05/01/06       400,000       439,868
Central Cass Cty., PSD#17 GO Sch. Bldg. (MBIA)           Aaa/AAA      6.500       05/01/13       430,000       472,342
Central Cass Cty., PSD#17 GO Sch. Bldg. (MBIA)           Aaa/AAA      6.500       05/01/14       460,000       506,883
Grand Forks (United Hosp.) Facs. Rev. (MBIA)             Aaa/AAA      6.625       12/01/10       830,000       908,219
Grand Forks (United Hosp.) Facs. Rev. (MBIA)             Aaa/AAA      6.500       12/01/06       750,000       819,038
Grand Forks (United Hosp.) Facs. Rev. (MBIA)             Aaa/AAA      6.250       12/01/19     1,000,000     1,065,170
*Grand Forks (United Hosp.) Facs. Rev. (MBIA)            Aaa/AAA      6.450       12/01/23     1,525,000     1,648,357
Mercer Cty. (Mont.-Dak. Utilities) PCR (FGIC)            Aaa/AAA      6.650       06/01/22     7,000,000     7,682,220
Mercer Cty. (NW Public Service) PCR Ref. (MBIA)          Aaa/AAA      5.850       06/01/23     4,600,000     4,665,458
Mercer Cty. (Basin Electric) PCR (AMBAC)                 Aaa/AAA      6.050       01/01/19     4,350,000     4,519,998
Morton Cty. (Mont.-Dak. Utilities) PCR (FGIC)            Aaa/AAA      6.650       06/01/22       600,000       658,476
ND (HFA) Multifam. Ref. (FNMA guaranteed)                Aaa/AAA      6.200       12/01/20       825,000       843,876
ND Building Auth. Ref. Lease Rev. (AMBAC)                Aaa/AAA      6.000       06/01/10     1,700,000     1,819,731
ND Building Auth. Lease Rev. (CGIC)                      Aaa/AAA      6.000       12/01/13       500,000       527,565
*North Dakota Student Loan Rev. (AMBAC)                  Aaa/AAA      7.750       07/01/02     1,060,000     1,121,840
North Dakota Student Loan Rev. (AMBAC)                   Aaa/AAA      6.300       07/01/12       100,000       102,870
North Dakota Student Loan Rev. (AMBAC)                   Aaa/AAA      6.350       07/01/13       250,000       257,555
North Dakota Student Loan Rev. (AMBAC)                   Aaa/AAA      6.400       07/01/14       400,000       412,136
University of ND (G.F.) Hsg. & Aux. Rev. (AMBAC)         Aaa/AAA      7.850       04/01/14       340,000       364,324
Valley City, Western Hlth. Care Fac. Rev. (BIGI)         Aaa/AAA      7.625       01/01/19       200,000       210,720
Williston Cath. Hlth. Corp. (Mercy Hosp.) (MBIA)         Aaa/AAA      7.200       06/01/14       600,000       627,126
                                                                                                         -------------
                                                                                                         $  31,311,322
                                                                                                         -------------

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST:$85,491,002)                                                    $  89,094,843

SHORT-TERM SECURITIES (0.91%)
Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio (COST: $833,431)                    833,431
                                                                                                         -------------

TOTAL INVESTMENTS IN SECURITIES (COST: $86,324,433)                                                      $  89,928,274
                                                                                                         =============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1996

STATEMENT OF ASSETS AND LIABILITIES December 31, 1996
-----------------------------------------------------

ASSETS
     Investments in securities, at
      value (cost:$86,324,433)          $    89,928,274
     Accrued dividends receivable                 2,074
     Accrued interest receivable              1,585,433
     Security sales receivable                1,186,244
     Variation margin on futures                564,802
                                        ---------------

        Total Assets                    $    93,266,827
                                        ---------------


LIABILITIES
     Bank overdraft                     $        79,588
     Dividends payable                          412,992
     Accrued expenses                            97,854
     Security purchases payable               1,045,250
                                        ---------------

        Total Liabilities               $     1,635,684
                                        ---------------


NET ASSETS                              $    91,631,143
                                        ===============

     Net asset value per share,
      9,970,201 shares outstanding      $          9.19
                                        ===============

STATEMENT OF OPERATIONS for the year ended December 31, 1996
------------------------------------------------------------

INVESTMENT INCOME
    Interest                                     $     5,640,796
    Dividends                                             59,137
                                                 ---------------
         Total Investment Income                 $     5,699,933
                                                 ---------------

EXPENSES
    Investment advisory fees                     $       560,900
    Distribution fees (12b-1)                            303,489
    Custodian fees                                        13,643
    Transfer agent fees                                  100,497
    Accounting service fees                               66,183
    Audit and legal fees                                   7,250
    Directors fees                                        15,837
    Insurance                                              3,082
    Printing and postage                                  13,424
    License, fees, and registrations                       7,911
                                                 ---------------
        Total expenses                           $     1,092,216
    Less expenses waived or absorbed
    by the Fund's manager                                 40,861
                                                 ---------------
        Total Net Expenses                       $     1,051,355
                                                 ---------------

NET INVESTMENT INCOME                            $     4,648,578
                                                 ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FUTURES
     Net realized gain (loss) from:

     Investment transactions                     $       516,310
     Futures transactions                              2,626,302
     Net change in unrealized
      appreciation (depreciation) of:
     Investments                                      (1,699,565)
     Futures                                            (100,169)
                                                 ---------------
         Net Realized and Unrealized
          Gain (Loss) On Investments And
          Futures                                $     1,342,878
                                                 ---------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $     5,991,456
                                                 ===============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1996


STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995
-----------------------------------------------

                                                                                      For The Year             For the Year
                                                                                          Ended                   Ended
                                                                                    December 31, 1996        December 31,1995
                                                                                  -------------------        ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income                                                         $     4,648,578        $        4,961,588
    Net realized gain (loss) on investments and futures                                 3,142,612                (4,107,844)
    Net unrealized appreciation (depreciation) on investments and futures              (1,799,734)                7,035,220
                                                                                  ---------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From Operations          $     5,991,456        $        7,888,964
                                                                                  ---------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income                                               (4,648,578)       $       (4,961,588)
    Distributions in excess of net investment income                                     (303,489)                 (229,423)
    Distributions from net realized gain on investment transactions                             0                         0
                                                                                  ---------------------------------------------
         Total Dividends and Distributions                                        $    (4,952,067)       $       (5,191,011)
                                                                                  ---------------------------------------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                                  $     3,336,320        $        5,471,316
    Proceeds from reinvested dividends                                                  3,190,615                 3,322,041
    Cost of shares redeemed                                                           (10,466,886)               (8,824,914)
                                                                                  ---------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From
         Capital Share Transactions                                               $     (3,939,951)       $          (31,557)
                                                                                  ---------------------------------------------


TOTAL INCREASE (DECREASE) IN NET ASSETS                                           $    (2,900,562)       $        2,666,396

NET ASSETS, BEGINNING OF PERIOD                                                        94,531,705                91,865,309
                                                                                  ---------------------------------------------
NET ASSETS, END OF PERIOD                                                         $     91,631,143        $       94,531,705
                                                                                  =============================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS December 31, 1996)


Note 1. ORGANIZATION

        ND Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on October 7, 1988, and commenced operations on January 3, 1989. The Fund's objective is to provide as high a level of current income exempt from federal and North Dakota income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of North Dakota tax-exempt securities.

        Shares of the Fund are offered with no initial sales charge. Shares may be subject to a contingent deferred sales charge, if those shares are redeemed within five years of purchase.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT SECURITY VALUATION - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

        The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

        FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

        DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

        INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

        FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

        A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

        Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

        USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. SHARE TRANSACTIONS

        As of December 31, 1996, there were 100,000,000 shares of $.001 par authorized; 9,970,201 and 10,402,491 were outstanding at December 31, 1996 and December 31, 1995, respectively.
        Transactions in capital shares were as follows:

                                                 Shares                                         Amount
                                                 ------                                         ------
                               For The Year Ended    For the Year Ended       For The Year Ended       For the Year Ended
                                 Dec. 31, 1996          Dec. 31, 1995           Dec. 31,  1996            Dec. 31, 1995
                           -------------------------------------------------------------------------------------------------------
Shares sold                             366,454              605,360                 $  3,336,320               $ 5,471,316
Shares issued on
 reinvestment of dividends              349,952              368,749                    3,190,615                 3,322,041
Shares redeemed                      (1,148,695)            (980,165)                 (10,466,886)               (8,824,914)
                           -------------------------------------------------------------------------------------------------------
Net increase (decrease)                (432,289)              (6,056)                $ (3,939,951)              $   (31,557)
                           =======================================================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        ND Money Management, Inc., the Fund's investment adviser, ND Capital, Inc., the Fund's underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

        The Fund has engaged ND Money Management, Inc., to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $560,900 of investment advisory fees for the year ended December 31, 1996. The Fund has a payable to ND Money Management, Inc. of $47,501 at December 31, 1996 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

        The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.85% of the average daily net assets of the

        Fund to ND Capital, Inc. (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at a rate not to exceed 0.85% of the average daily net assets of the Fund for the prior month. The Fund has recognized $303,489 of 12b-1 fee expenses for the year ended December 31, 1996. The Fund has a payable to ND Capital, Inc. of $27,709 at December 31, 1996 for 12b-1 fees. In addition, the Fund has engaged ND Capital as agent for the purchase of certain investment securities. For the year ended December 31, 1996 commissions earned by ND Capital, Inc. totaled $1,968 and are included in the cost basis of the securities acquired.

        ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $100,497 of transfer agency fees for the year ended December 31, 1996. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $66,183 of accounting service fees for the year ended December 31, 1996.



Note 5. INVESTMENT SECURITY TRANSACTIONS

        The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $11,698,675 and $11,692,220, respectively, for the year ended December 31, 1996.


Note 6. INVESTMENT IN SECURITIES

        At December 31, 1996, the aggregate cost of securities for federal income tax purposes was $86,324,433, and the net unrealized appreciation of investments based on the cost was $3,603,841, which is comprised of $3,767,621 aggregate gross unrealized appreciation and $163,780 aggregate gross unrealized depreciation.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                                           For the Year Ended December 31,



                                                              1996          1995         1994        1993          1992
                                                          -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   9.09      $  8.83     $   9.52     $  9.49       $  9.47
                                                          -----------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income                                  $    .46      $   .47     $    .48     $   .52       $   .59
     Net realized and unrealized gain
      (loss) on investments and futures transactions             .13          .28         (.67)        .05           .04
                                                          -----------------------------------------------------------------
         Total Income(Loss) From Investment Operations      $    .59      $   .75     $   (.19)    $   .57       $   .63
                                                          -----------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income                   $   (.46)     $  (.47)    $   (.48)    $  (.52)      $  (.59)
     Distributions in excess of net investment income           (.03)        (.02)        (.02)       (.02)         (.02)
                                                          -----------------------------------------------------------------
         Total Distributions                                $   (.49)     $  (.49)    $   (.50)    $  (.54)      $  (.61)
                                                          -----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                              $   9.19      $  9.09     $   8.83     $  9.52       $  9.49
                                                          =================================================================

TOTAL RETURN                                               6.62% (A)     8.68%(A)   (2.07)%(A)     5.94%(A)      6.62%(A)



Ratios/Supplemental Data:
     Net assets, end of period (in thousands)                $91,631      $94,532      $91,865     $85,042       $61,429
     Ratio of net expenses (after
     expense assumption) to average net assets              1.13%(B)     1.05%(B)     1.06%(B)     1.01%(B)      0.95%(B)
     Ratio of net investment income to average
     net assets                                                5.00%        5.20%        5.19%        5.39%         5.91%
     Portfolio turnover rate                                  12.92%        8.02%        5.55%       18.59%        17.35%

(A)  Excludes contingent deferred sales charge of 4%.
(B) During the periods indicated above, ND Holdings, Inc. assumed expenses of $40,861, $3,799, $31,115, $30,707, and $66,030, respectively. If the expenses had not been assumed, the annualized ratios of total expenses to average net assets would have been 1.18%, 1.05%, 1.10%, 1.05%, and 1.08%, respectively.

GRAPH APPEARS HERE

    Comparison of change in value of $10,000 investment in ND Tax-Free Fund and Lehman Bros. Municipal Bond Index (Unaudited)

              ND Tax-Free Fund       Lehman Bros
                w/o CDSC             Municipal Bond Index
              -------------------------------------------
1/3/1989      $10,000                $10,000
1989          $10,291                $11,080
1980          $11,109                $11,887
1991          $12,006                $13,331
1992          $12,718                $14,508
1993          $13,529                $16,289
1994          $13,262                $15,448
1995          $14,413                $18,146
1996          $15,367                $18,949